Related-Party Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related-Party Transactions
Schedule of transactions with key management personnel

	Year ended
	December 31,
(in thousands of euros)	2019	2020	2021
Short-term benefits	1,366	1,669	1,517
Post-employment benefits	66	77	92
Other long-term benefits	—	—	—
End-of-contract indemnities	—	—	—
Share-based payment	280	259	907
Net total	1,712	2,005	2,516